Loans payable	12 Months Ended
Dec. 31, 2024
Disclosure of loans payable [Abstract]
Disclosure of loans payable [Text Block]	Loans
The Group has entered into several credit agreements with leading financial institutions. All the following agreements were made with Patria Finance Ltd. (PFL) as the counterparty and the Company as guarantor.
On December 1, 2023, PFL entered into an unsecured credit facility with Banco Santander S.A. for US$100 million. The credit facility charges interest at SOFR plus 2.6%s on an annual basis and has a maturity date of December 1, 2028. During the year ended on December 31, 2023, the Group drew down and settled US$25 million with 100% of the facility available for 2024. During the period January 1, 2024, to December 31, 2024, the Group drew down US$75 million of the US$100 million facility, which remains payable on December 31, 2024. The remaining available facility of US$25 million was replaced by a revolving credit facility agreement entered into on 08 March 2024 (refer note below).
On October 11, 2023, PFL entered into two standby letters of credit (SBLCs) with Mizuho Bank, Ltd. and Citibank, N.A., each for GBP11 million (a total of GBP22 million). The SBLCs charge an annual interest rate of 2.5% and have a maturity date of April 10, 2026. The Group has not drawn down on either SBLC as of December 31, 2024.
On January 31, 2024, PFL entered into two term loans with Mizuho Bank, Ltd. and Citibank, N.A., each for US$38 million (a total of US$76 million). Both term loans charge interest at SOFR plus 2.5% on an annual basis and each has a maturity date of January 31, 2027. During the period January 1, 2024, to December 31, 2024, the Group drew down US$76 million, which remains payable on December 31, 2024.
On March 8, 2024, PFL entered into a revolving credit facility with Banco Santander, S.A. for US$25 million. The credit facility charges interest at SOFR plus 2.6% on an annual basis and has a maturity date of March 8, 2025. During the period January 1, 2024, to December 31, 2024, the Group drew down a total of US$25 million that remains payable on December 31, 2024.
On August 21, 2023, Moneda Asset Management (MAM) entered into a working capital facility with Banco de Chile for US$5 million. The credit facility charges interest at Tasa Bancária Nominal + 3.60%, per month and matured on July 21, 2024. The facility was renewed on October 28, 2024, expiring on December 28, 2025, with no drawdowns on the available amount to date.
On December 6, 2024, the Group entered into a revolving credit facility with Mizuho Bank for the value of US$50 million. The facility carries interest at SOFR + 2.25% with December 03, 2025, as maturity date. The Group drew down a total of US$50 million that remains payable on December 31, 2024.
The Group drew US$261 million on the credit agreements of which US$35 million was repaid as described above up to the period ended December 31, 2024, and incurred debt issuance costs to the value of US$3.6 million that are amortised over the term of the credit agreements.
The following table presents the changes in the loans for the period ending December 31, 2024:

Balance as of December 31, 2023	—

Credit facilities incurred	261,000
Credit facilities acquired through business combination with Nexus	95
Credit facilities repaid	(35,000)
Debit issuance costs incurred	(3,636)
Debit issuance costs amortization	2,004
Interest expense raised	10,020
Interest repaid	(6,502)
Currency translation adjustment	(10)
Balance as of December 31, 2024	227,971

Current	78,518
Non-current	149,453
The abovementioned loans payable are initially measured at fair value minus transaction costs and subsequently measured at amortized cost in accordance with IFRS 9 – Financial Instruments.
Covenants
According to the terms of the credit agreements, the Group is committed to being compliant with the following financial covenants, on an annual basis:
(i)To maintain a Total Debt to Fee Related Earnings (“FRE”) not exceeding 2.5:1.0; and
(ii)To maintain a minimum Assets Under Management (“AUM”) of $20,000 million.
Total debt is comprised of all loan facilities from banks. FRE represents the value described in the Group’s 20F filing for December 31, 2024.
As of December 31, 2024, the entity was compliant with the stipulated financial covenants as stated above. Non-financial covenants in place that are monitored by the Group on a regular basis with no non-compliance to date. The main non-financial covenants include:
•Compliance with environmental laws;
•Providing notice of litigation and other matters;
•Preservation of corporate existence and related matters;
•Maintenance of property, plant and equipment;
•Compliance with laws and governmental approvals;
•Use the proceeds for general investments, working capital, and general corporate purposes of the Borrower and its Subsidiaries, and ensure no part of the proceeds is used for purchasing or carrying margin stock or for any purpose which violates the provisions;
•Comply with all applicable Anti-Money Laundering Laws and Anti-Corruption Laws, and maintain policies and procedures designed to ensure compliance with these laws;
•Filing of 20F on time with the SEC including extensions permitted by the SEC;
•Maintain a system of accounting, and keep books, records and accounts as may be required or as may be necessary to permit the preparation of financial statements; and
•Retaining key management.